Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Managed Account Series
Prospectus Date	rr_ProspectusDate	Aug. 26, 2016
Supplement [Text Block]	mas_SupplementTextBlock

MANAGED ACCOUNT SERIES

Global SmallCap Portfolio

Mid Cap Value Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 28, 2017 to

the Summary Prospectuses, Prospectus and Statement of Additional Information,

each dated August 26, 2016, as amended or supplemented to date

On March 27, 2017, the Board of Trustees (the “Board”) of Managed Account Series approved certain changes to each of the Funds.

The Board approved a change in the name of Global SmallCap Portfolio to “Advantage Global SmallCap Fund” and certain changes to the Fund’s investment strategies and investment process. These changes include changing the Fund’s non-fundamental policy of investing, under normal circumstances, at least 80% of its assets in equity securities of small cap issuers to a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in small cap equity securities and derivatives that have similar economic characteristics to such securities. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team.

The Board also approved a change in the name of Mid Cap Value Opportunities Portfolio to “Mid Cap Dividend Fund” and certain changes to the Fund’s investment strategies and investment process. These changes include changing the Fund’s non-fundamental policy of normally investing at least 80% of its assets in equity securities of mid cap companies to a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of mid cap companies and at least 80% of its net assets plus the amount of any borrowings for investment purposes in dividend-paying securities. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark index against which the Fund compares its performance.

All of these changes are expected to become effective on or about June 12, 2017.

Investors should review carefully the specific changes to the Summary Prospectuses and Prospectus of the Funds, reflecting the changes noted above, which are detailed below.

Effective on or about June 12, 2017, the following changes are made to the Summary Prospectuses and Prospectus, as applicable:

Change in each Fund’s Name

Global SmallCap Portfolio is renamed Advantage Global SmallCap Fund.

Mid Cap Value Opportunities Portfolio is renamed Mid Cap Dividend Fund.

Change in each Fund’s Investment Strategies and Risks

The section of the Summary Prospectus entitled “Key Facts About Global SmallCap Portfolio — Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About Global SmallCap Portfolio — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in small cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the MSCI All Country World Small Cap Index (the “MSCI ACWI Small Cap Index”). The MSCI ACWI Small Cap Index is a capitalization-weighted index of equity securities from a broad range of industries chosen for market size, liquidity and industry group representation. The equity securities in which the Fund invests primarily consist of common stock, but may also include preferred stock and convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).

The Fund may use derivatives, including options, futures, swaps, forward contracts and contracts for difference, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the MSCI ACWI Small Cap Index.

Under normal circumstances, the Fund anticipates it will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30%) — of its total assets in foreign securities, which may include securities (i) of foreign government issuers, (ii) of issuers organized or located outside the U.S., (iii) of issuers which primarily trade in a market located outside the U.S., or (iv) of issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes, the Fund may deviate substantially from the allocation described above.

The section of the Summary Prospectus entitled “Key Facts About Mid Cap Value Opportunities Portfolio — Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About Mid Cap Value Opportunities Portfolio — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of mid cap companies and at least 80% of its net assets plus the amount of any borrowings for investment purposes in dividend-paying securities. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock. Mid cap companies are companies that at the time of purchase have market capitalizations in the range of companies included in the Russell Midcap Value Index (generally between $211 million and $34.8 billion as of March 31, 2016, although this range may change from time to time). The Fund will focus on issuers that have good prospects for capital appreciation and current income. Although the Fund invests primarily in dividend-paying securities, portions of the distributions paid by the Fund may not be subject to the lower income tax rates applicable to dividends. While the Fund will invest at least 80% of its assets in mid cap securities, the Fund may invest in securities of companies with any market capitalization. The Fund’s portfolio, in the aggregate, will be structured in a manner designed to seek long-term capital appreciation as well as net portfolio yield in excess of the average yield of mutual funds invested primarily in U.S. equities.

The Fund may also invest in securities convertible into common stock and non-convertible preferred stock. Convertible securities are generally debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest in securities from any country. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies.

The 80% policies noted above are non-fundamental policies of the Fund and may not be changed without 60 days’ prior notice to shareholders.

The section of the Summary Prospectus entitled “Key Facts About Global SmallCap Portfolio — Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About Global SmallCap Portfolio — Principal Risks of Investing in the Fund” are amended to add the following risks:

•	Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

•	High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

•	“New Issues” Risk — “New issues” are IPOs of equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

•	Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.

The section of the Summary Prospectus entitled “Key Facts About Global SmallCap Portfolio — Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About Global SmallCap Portfolio — Principal Risks of Investing in the Fund” are amended to delete “Depositary Receipts Risk.”

The section of the Summary Prospectus entitled “Key Facts About Mid Cap Value Opportunities Portfolio — Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About Mid Cap Value Opportunities Portfolio — Principal Risks of Investing in the Fund” are amended to add the following risks:

•	Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

•	Income Producing Stock Availability Risk — Depending upon market conditions, income producing common stock that meets the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified.

•	Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.

The section of the Summary Prospectus entitled “Key Facts About Mid Cap Value Opportunities Portfolio — Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About Mid Cap Value Opportunities Portfolio — Principal Risks of Investing in the Fund” are amended to delete “Investment Style Risk.”

Change in the Performance Information and Benchmark of the Mid Cap Value Opportunities Portfolio

In the section of the Summary Prospectus entitled “Key Facts About Mid Cap Value Opportunities Portfolio — Performance Information” and the section of the Prospectus entitled “Fund Overview — Key Facts About Mid Cap Value Opportunities Portfolio — Performance Information,” the Russell MidCap Value Index replaces the S&P MidCap 400® Value Index as the performance benchmark against which the Fund measures its performance.

Global SmallCap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mas_SupplementTextBlock

MANAGED ACCOUNT SERIES

Global SmallCap Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 28, 2017 to

the Summary Prospectuses, Prospectus and Statement of Additional Information,

each dated August 26, 2016, as amended or supplemented to date

On March 27, 2017, the Board of Trustees (the “Board”) of Managed Account Series approved certain changes to each of the Funds.

The Board approved a change in the name of Global SmallCap Portfolio to “Advantage Global SmallCap Fund” and certain changes to the Fund’s investment strategies and investment process. These changes include changing the Fund’s non-fundamental policy of investing, under normal circumstances, at least 80% of its assets in equity securities of small cap issuers to a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in small cap equity securities and derivatives that have similar economic characteristics to such securities. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team.

All of these changes are expected to become effective on or about June 12, 2017.

Investors should review carefully the specific changes to the Summary Prospectuses and Prospectus of the Funds, reflecting the changes noted above, which are detailed below.

Effective on or about June 12, 2017, the following changes are made to the Summary Prospectuses and Prospectus, as applicable:

Change in each Fund’s Name

Global SmallCap Portfolio is renamed Advantage Global SmallCap Fund.

Change in each Fund’s Investment Strategies and Risks

The section of the Summary Prospectus entitled “Key Facts About Global SmallCap Portfolio — Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About Global SmallCap Portfolio — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in small cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the MSCI All Country World Small Cap Index (the “MSCI ACWI Small Cap Index”). The MSCI ACWI Small Cap Index is a capitalization-weighted index of equity securities from a broad range of industries chosen for market size, liquidity and industry group representation. The equity securities in which the Fund invests primarily consist of common stock, but may also include preferred stock and convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).

The Fund may use derivatives, including options, futures, swaps, forward contracts and contracts for difference, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the MSCI ACWI Small Cap Index.

Under normal circumstances, the Fund anticipates it will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30%) — of its total assets in foreign securities, which may include securities (i) of foreign government issuers, (ii) of issuers organized or located outside the U.S., (iii) of issuers which primarily trade in a market located outside the U.S., or (iv) of issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes, the Fund may deviate substantially from the allocation described above.

The section of the Summary Prospectus entitled “Key Facts About Global SmallCap Portfolio — Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About Global SmallCap Portfolio — Principal Risks of Investing in the Fund” are amended to add the following risks:

•	Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

•	High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

•	“New Issues” Risk — “New issues” are IPOs of equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

•	Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.
The section of the Summary Prospectus entitled “Key Facts About Global SmallCap Portfolio — Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About Global SmallCap Portfolio — Principal Risks of Investing in the Fund” are amended to delete “Depositary Receipts Risk.”

Mid Cap Value Opportunities
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mas_SupplementTextBlock

MANAGED ACCOUNT SERIES

Mid Cap Value Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 28, 2017 to

the Summary Prospectuses, Prospectus and Statement of Additional Information,

each dated August 26, 2016, as amended or supplemented to date

On March 27, 2017, the Board of Trustees (the “Board”) of Managed Account Series approved certain changes to each of the Funds.

The Board also approved a change in the name of Mid Cap Value Opportunities Portfolio to “Mid Cap Dividend Fund” and certain changes to the Fund’s investment strategies and investment process. These changes include changing the Fund’s non-fundamental policy of normally investing at least 80% of its assets in equity securities of mid cap companies to a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of mid cap companies and at least 80% of its net assets plus the amount of any borrowings for investment purposes in dividend-paying securities. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark index against which the Fund compares its performance.

All of these changes are expected to become effective on or about June 12, 2017.

Investors should review carefully the specific changes to the Summary Prospectuses and Prospectus of the Funds, reflecting the changes noted above, which are detailed below.

Effective on or about June 12, 2017, the following changes are made to the Summary Prospectuses and Prospectus, as applicable:

Change in each Fund’s Name

Mid Cap Value Opportunities Portfolio is renamed Mid Cap Dividend Fund.

Change in each Fund’s Investment Strategies and Risks

The section of the Summary Prospectus entitled “Key Facts About Mid Cap Value Opportunities Portfolio — Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About Mid Cap Value Opportunities Portfolio — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of mid cap companies and at least 80% of its net assets plus the amount of any borrowings for investment purposes in dividend-paying securities. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock. Mid cap companies are companies that at the time of purchase have market capitalizations in the range of companies included in the Russell Midcap Value Index (generally between $211 million and $34.8 billion as of March 31, 2016, although this range may change from time to time). The Fund will focus on issuers that have good prospects for capital appreciation and current income. Although the Fund invests primarily in dividend-paying securities, portions of the distributions paid by the Fund may not be subject to the lower income tax rates applicable to dividends. While the Fund will invest at least 80% of its assets in mid cap securities, the Fund may invest in securities of companies with any market capitalization. The Fund’s portfolio, in the aggregate, will be structured in a manner designed to seek long-term capital appreciation as well as net portfolio yield in excess of the average yield of mutual funds invested primarily in U.S. equities.

The Fund may also invest in securities convertible into common stock and non-convertible preferred stock. Convertible securities are generally debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest in securities from any country. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies.

The 80% policies noted above are non-fundamental policies of the Fund and may not be changed without 60 days’ prior notice to shareholders.

The section of the Summary Prospectus entitled “Key Facts About Mid Cap Value Opportunities Portfolio — Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About Mid Cap Value Opportunities Portfolio — Principal Risks of Investing in the Fund” are amended to add the following risks:

•	Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

•	Income Producing Stock Availability Risk — Depending upon market conditions, income producing common stock that meets the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified.

•	Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.

The section of the Summary Prospectus entitled “Key Facts About Mid Cap Value Opportunities Portfolio — Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About Mid Cap Value Opportunities Portfolio — Principal Risks of Investing in the Fund” are amended to delete “Investment Style Risk.”

Change in the Performance Information and Benchmark of the Mid Cap Value Opportunities Portfolio

In the section of the Summary Prospectus entitled “Key Facts About Mid Cap Value Opportunities Portfolio — Performance Information” and the section of the Prospectus entitled “Fund Overview — Key Facts About Mid Cap Value Opportunities Portfolio — Performance Information,” the Russell MidCap Value Index replaces the S&P MidCap 400® Value Index as the performance benchmark against which the Fund measures its performance.